TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables due within one year
Trade and other payables	$ 1,016	$ 1,029
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	28	43
Acquisition consideration	11	26
Total trade and other current payables	1,055	1,098
Other payables due after one year
Acquisition consideration	25	66
Derivatives - forward foreign exchange, currency swaps and interest rate contracts		13
Other payables	10	11
Total other payables due after one year	35	90
Contingent consideration	32	78
Between one and two years
Other payables due after one year
Acquisition consideration	9	29
Between two and three years
Other payables due after one year
Acquisition consideration	2	35
Between three and four years
Other payables due after one year
Acquisition consideration	$ 14	$ 2